Appendix 1 Group Companies - Schedule of Percentage of Control in Each Subsidiary (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Central Eolica Canela S.A. [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Taxpayer ID No. (RUT)	76.003.204-2
Company	Central Eólica Canela S.A.
Functional Currency	Chilean peso
Percentage of direct control	0.00%	0.00%
Percentage of indirect control	0.00%	75.00%
Percentage of control	0.00%	75.00%
Relationship	Subsidiary
Country	Chile
Activity	Promotion and development of renewable energy projects
Empresa Electrica Pehuenche S.A. [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Taxpayer ID No. (RUT)	96.504.980-0
Company	Empresa Eléctrica Pehuenche S.A.
Functional Currency	Chilean peso
Percentage of direct control	92.65%	92.65%
Percentage of indirect control	0.00%	0.00%
Percentage of control	92.65%	92.65%
Relationship	Subsidiary
Country	Chile
Activity	Complete electric energy cycle
GasAtacama Chile S.A. [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Taxpayer ID No. (RUT)	96.830.980-3
Company	GasAtacama Chile S.A.
Functional Currency	US Dóllar
Percentage of direct control	0.00%	0.00%
Percentage of indirect control	100.00%	97.37%
Percentage of control	100.00%	97.37%
Relationship	Subsidiary
Country	Chile
Activity	Management of Companies
Gasoducto Atacama Argentina S.A. [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Taxpayer ID No. (RUT)	78.952.420-3
Company	Gasoducto Atacama Argentina S.A.
Functional Currency	US Dóllar
Percentage of direct control	0.00%	0.00%
Percentage of indirect control	100.00%	100.00%
Percentage of control	100.00%	100.00%
Relationship	Subsidiary
Country	Chile
Activity	Natural gas exploitation and transportation